FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2025
Financial Assets Measured At Fair Value Through Other Comprehensive Income
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

8)	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

a)	Financial assets measured at fair value through other comprehensive income

	R$ thousands
	Amortized cost	Unrealized positive fair value adjustments	Unrealized negative fair value adjustments	Fair Value
Brazilian government bonds	112,830,390	291,814	(6,405,576)	106,716,628
Corporate debt securities	8,721,363	25,793	(90,252)	8,656,904
Bank debt securities	1,781,089	10,854	(3,193)	1,788,750
Brazilian government bonds issued abroad	7,818,067	70,339	(71,589)	7,816,817
Foreign governments securities	8,167,066	16,372	(5,507)	8,177,931
Mutual funds	90,743	31,365	-	122,108
Marketable equity securities and other stocks	6,583,814	394,761	(1,259,608)	5,718,967
Balance on December 31, 2025	145,992,532	841,298	(7,835,725)	138,998,105

Brazilian government bonds	130,816,058	499,809	(7,486,852)	123,829,015
Corporate debt securities	1,668,220	50,109	(68,505)	1,649,824
Bank debt securities	4,058,853	2,427	(48,983)	4,012,297
Brazilian government bonds issued abroad	8,898,238	193,226	(131,131)	8,960,333
Foreign governments securities	8,309,452	15,206	-	8,324,658
Mutual funds	4,928,849	22,948	(3)	4,951,794
Marketable equity securities and other stocks	6,781,513	271,002	(2,487,852)	4,564,663
Balance on December 31, 2024	165,461,183	1,054,727	(10,223,326)	156,292,584

b)	Maturity

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Amortized cost	Fair Value	Amortized cost	Fair Value
Due within one year	28,535,677	28,429,036	51,518,105	51,438,404
From 1 to 5 years	47,427,746	46,441,083	38,658,601	37,659,332
From 5 to 10 years	36,627,270	34,985,787	36,055,172	34,657,222
Over 10 years	26,727,282	23,301,124	27,518,943	23,021,169
No stated maturity	6,674,557	5,841,075	11,710,362	9,516,457
Total	145,992,532	138,998,105	165,461,183	156,292,584

The financial instruments pledged as collateral, classified as financial assets measured at fair value through other comprehensive income, totalled R$27,494,154 thousand on December 31, 2025 (R$31,880,243 thousand on December 31, 2024), being composed mostly of Brazilian government bonds.

c)	Investments in equity instruments designated measured at fair value through other comprehensive income

	R$ thousands
	Cost	Adjustments to Fair Value	Fair Value
Marketable equity securities and other stocks	6,583,814	(864,847)	5,718,967
Total on December 31, 2025	6,583,814	(864,847)	5,718,967

Marketable equity securities and other stocks	6,781,513	(2,216,850)	4,564,663
Total on December 31, 2024	6,781,513	(2,216,850)	4,564,663

The Bank adopted the option of designating equity instruments measured at fair value through other comprehensive income upon initial recognition due to the particularities of IFRS 17 – insurance contracts.

d)	Reconciliation of expected credit losses of financial assets at FVOCI:

	R$ thousands
	Stage 1	Stage 2	Stage 3	Total
Expected credit losses of financial assets at FVOCI on December 31, 2023	41,160	2,979	92,745	136,884
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	(31,520)	(1,436)	(89,622)	(122,578)
Expected credit losses of financial assets at FVOCI on December 31, 2024	9,640	1,543	3,123	14,306
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	9,594	(1,543)	-	8,051
Expected credit losses of financial assets at FVOCI on December 31, 2025 (1)	19,234	-	3,123	22,357
(1)	There was no movement between stages.